Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 0	¥ 8,032	¥ 0
Provision	355,063	333,301	231,319
Net assets of retirement benefits	593,472	478,072
Deferred tax assets	94,526	63,176
Net total of deferred tax liabilities	203,397	202,591
Allowance for loan losses	1,236,839	1,102,522
Impairment losses on other intangible assets	2,389	1,551	9,648
Impairment losses on property, plant and equipment	3,815	5,461	4,168
Credit risk exposure on borrowings	413,940,083	387,253,951
Russian Borrowers [member]
Critical accounting estimates and judgments [line items]
Credit risk exposure on borrowings	64,088
Middle East Borrowers [Member]
Critical accounting estimates and judgments [line items]
Credit risk exposure on borrowings	30,849
High interest rates in foreign countries [member] | Foreign countries [member]
Critical accounting estimates and judgments [line items]
Additional allowance for credit losses due to changes in interest rate	45,300
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 177,420	¥ 209,659	¥ 120,864
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%